FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Carrying amount
Amounts due to banks		$ 14,615	$ 12,564	$ 11,050
Payables from securities financing transactions		5,972	6,651	6,321
Cash collateral payables on derivative instruments		32,193	36,571	37,312
Customer deposits		513,290	505,448	524,605
Debt issued measured at amortized cost	[1]	139,911	144,682	139,232
Other financial liabilities measured at amortized cost		10,189	9,257	9,729
Fair Value
Financial liabilities measured at fair value		299,869	324,088	325,069
Not measured at fair value
Carrying amount
Amounts due to banks		14,600	12,600	11,000
Payables from securities financing transactions		6,000	6,700	6,300
Cash collateral payables on derivative instruments		32,200	36,600	37,300
Customer deposits		513,300	505,400	524,600
Debt issued measured at amortized cost		139,900	144,700	139,200
Other financial liabilities measured at amortized cost	[2]	6,400	5,500	5,800
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value		14,600	12,600	11,000
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value		6,000	6,700	6,300
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value		32,200	36,600	37,300
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value		513,300	505,500	524,700
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value		142,400	147,000	141,900
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	[2]	$ 6,400	$ 5,600	$ 5,800

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]	Excludes lease liabilities.